Income taxes (Narrative) (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Applicable tax rate	26.50%	26.50%	26.50%	26.50%
Recognized estimated investment tax credits	$ 127,325